Supplemental Balance Sheet Information - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued consulting	$ 232,390	$ 210,000
Accrued compensation	459,997	421,734
Accrued research and development	1,696,129	2,077,932
Accrued interest	0	968
Accrued other	9,920	5,127
Total accrued expenses and other current liabilities	$ 2,398,436	$ 2,715,761